REVENUES AND COST OF REVENUES (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure Of Revenues And Cost Of Revenues [Abstract]
Schedule of Revenues
	Three months ended June 30,		Six months ended June 30,
	2023	2024	2023	2024
	in USD thousands		in USD thousands

License revenues (see Note 9)	-	3,550	-	9,481
Product sales, net	-	1,843	-	2,767
	-	5,393	-	12,248

Schedule of Cost of Revenues
	Three months ended June 30,		Six months ended June 30,
	2023	2024	2023	2024
	in USD thousands		in USD thousands

Amortization of intangible asset	-	482	-	1,128
Direct costs related to license revenues	-	155	-	388
License fees and royalties payable to licensor	-	175		683
Cost of product sales	-	85	-	153
	-	897	-	2,352